Goodwill and Other Acquired Intangible Assets - Intangible Assets (Details) $ in Millions		12 Months Ended
		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Other Acquired Intangible Assets[Line Items]
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension		1 year	1 year
Total other acquired intangible assets, cost		$ 2,946.5	$ 3,116.2
Accumulated Amortization		1,258.2	1,167.9
Other acquired intangible assets, net		1,688.3	1,948.3
Trademarks Indefinite Lived [Member]
Other Acquired Intangible Assets[Line Items]
Indefinite-lived trademarks		22.3	22.3
Indefinite-lived intangible asset, accumulated amortization		0.0	0.0
Provider networks [Member]
Other Acquired Intangible Assets[Line Items]
Cost		1,254.1	1,254.1
Accumulated Amortization		632.3	570.4
Other acquired intangible assets, net		$ 621.8	$ 683.7
The minimum number of years in the period prior to the next renewal or extension for provider networks (in years)		1	1
The maximum number of years in the period prior to the next renewal or extension for provider networks (in years)		3	3
Customer Lists [Member]
Other Acquired Intangible Assets[Line Items]
Cost		$ 1,164.8	$ 1,319.5
Accumulated Amortization		373.7	413.6
Other acquired intangible assets, net		791.1	905.9
Value Of Business Acquired [Member]
Other Acquired Intangible Assets[Line Items]
Cost		149.2	149.2
Accumulated Amortization		79.7	65.3
Other acquired intangible assets, net		69.5	83.9
Technology [Member]
Other Acquired Intangible Assets[Line Items]
Cost		175.8	188.2
Accumulated Amortization		93.4	74.0
Other acquired intangible assets, net		82.4	114.2
Other [Member]
Other Acquired Intangible Assets[Line Items]
Cost		10.2	10.5
Accumulated Amortization		3.4	2.7
Other acquired intangible assets, net		6.8	7.8
Trademarks Definite Lived [Member]
Other Acquired Intangible Assets[Line Items]
Cost		170.1	172.4
Accumulated Amortization		75.7	41.9
Other acquired intangible assets, net		$ 94.4	$ 130.5
Minimum [Member] | Provider networks [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	[1]	12 years	12 years
Minimum [Member] | Customer Lists [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	[1]	5 years	5 years
Minimum [Member] | Other [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life		2 years	2 years
Minimum [Member] | Trademarks Definite Lived [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life		5 years	5 years
Minimum [Member] | Technology-Based Intangible Assets [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life		4 years	4 years
Maximum [Member] | Provider networks [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	[1]	25 years	25 years
Maximum [Member] | Customer Lists [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	[1]	14 years	14 years
Maximum [Member] | Value Of Business Acquired [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life	[2]	20 years	20 years
Maximum [Member] | Other [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life		15 years	15 years
Maximum [Member] | Trademarks Definite Lived [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life		20 years	20 years
Maximum [Member] | Technology-Based Intangible Assets [Member]
Other Acquired Intangible Assets[Line Items]
Useful Life		10 years	10 years

[1]	The amortization period for our provider networks and customer lists includes an assumption of renewal or extension of these arrangements. At both December 31, 2015 and 2014, the periods prior to the next renewal or extension for our provider networks primarily ranged from 1 to 3 years, and the period prior to the next renewal or extension for our customer lists was 1 year. Any costs related to the renewal or extension of these contracts are expensed as incurred.
[2]	VOBA is being amortized over the expected life of the acquired contracts in proportion to estimated premium.